Bank Loans (Details) ¥ in Thousands, $ in Thousands				6 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 CNY (¥)	Jul. 28, 2023 USD ($)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2023 USD ($)	Jul. 28, 2023 CNY (¥)	Feb. 15, 2023 USD ($)	Feb. 15, 2023 CNY (¥)	Jan. 16, 2023 USD ($)	Jan. 16, 2023 CNY (¥)	Sep. 15, 2022 USD ($)	Sep. 15, 2022 CNY (¥)	Sep. 14, 2022 USD ($)	Sep. 14, 2022 CNY (¥)	Apr. 19, 2022 USD ($)	Apr. 19, 2022 CNY (¥)
Bank Loans [Line Items]
Short term loan maturing term				1 year
Loan amount obtained	$ 3,240,863			$ 3,240,863		$ 3,207,237
Repayment of principal amount					$ 1,654,219
Weighted average annual interest rate				6.60%	6.20%
Interest expenses on loans				$ 106,741	$ 92,445
Longwan RCB [Member]
Bank Loans [Line Items]
Loan amount obtained										$ 678,643	¥ 4,900,000	$ 257,607	¥ 1,860,000	$ 830,990	¥ 6,000,000	$ 360,096	¥ 2,600,000
Fixed annual interest rate										4.56%	4.56%	8.10%	8.10%	5.45%	5.45%	8.10%	8.10%
Repayment of principal amount	$ 63,709	¥ 460,000
Wenzhou Minshang Bank [Member]
Bank Loans [Line Items]
Loan amount obtained								$ 1,177,236	¥ 8,500,000
Fixed annual interest rate								7.50%	7.50%
China Construction Bank [Member]
Bank Loans [Line Items]
Lines of credit, term			1 year
Loan facility amount			$ 246,000				¥ 34,071
Fixed rate			3.90%